Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Health Sciences Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Health Sciences Opportunities Portfolio (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.